December 31, 2001
         __________________________________
          Special Situations                          Annual
          Fund III, L.P.                              Report







































                        SPECIAL SITUATIONS FUND III, L.P.
                -------------------------------------------------
                            INDEX TO ANNUAL REPORT
                                DECEMBER 31, 2001
_______________________________________________________________________________


  PAGE
                                                -------


Independent Auditors' Report             			 1
Statement of Financial Condition  			       2
Portfolio of Investments    			             3
Statement of Operations                  			10
Statement of Changes in Partners' Capital			11
Notes to the Financial Statements                     12







































                      INDEPENDENT AUDITORS' REPORT
             -------------------------------------------------


TO THE PARTNERS OF
SPECIAL SITUATIONS FUND III, L.P.:

		We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 2001, the related statement of operations for the year then ended and the statement of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.


		We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

		In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. at December 31, 2001, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


				ANCHIN, BLOCK & ANCHIN LLP
New York, New York
February 7, 2002

                                                                           1















	                 SPECIAL SITUATIONS FUND III, L.P.
      			    (A Limited Partnership)

                          STATEMENT OF FINANCIAL CONDITION

       DECEMBER 31, 2001
___________________________________________________________



ASSETS - NOTE 2
Investments, at fair value (cost $195,735,772)               $ 248,789,513
Cash and cash equivalents                                       27,793,597
Receivable for investments sold                                  5,256,773
                                                          ----------------
Total Assets                                                 $ 281,839,883
                                                             -------------


LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased - Note 4	                $   8,862,527
Securities sold short, at fair value
(proceeds $1,764,275)- Note 10                                 1,580,667
Payable for investments purchased - Note 2     			   2,903,957
Administrator's fee payable - Note 7                		     937,802
Accrued expenses                  		                       154,935
                                                         ----------------
Total Liabilities                                           $  14,439,888
                                                          ----------------

Partners' Capital- Notes 1,3 and 4
Limited Partners                                             $ 248,351,589
Corporate General Partner                                       13,199,827
Individual General Partners                                      5,848,579
                                                         ------------------
Total Partners' Capital                                         267,399,995
                                                          -----------------

Total Liabilities and Partners' Capital                        $ 281,839,883
                                                         ------------------



   See the accompanying Notes to the Financial Statements.










                          2

                      SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS

                              DECEMBER 31, 2001





       Fair
Shares                   Common Stocks                       Value



                           Aerospace 0.20%
  700,000                SPACEHAB, Incorporated (a)       $     539,000
                                                          ---------------

                           Biotechnology 5.85%
  167,862                Adolor Corporation                    3,013,123
  665,725                Alliance Pharmaceutical Corp. (a)     2,263,465
  365,800                ArQule, Inc.                          6,218,600
  660,000                Interleukin Genetics, Inc.              897,600
  570,000                Paradigm Genetics, Inc.               3,249,000
                                                            --------------
                                                              15,641,788
                                                             --------------
                           Communications 1.44%
  501,923                ACT Teleconferencing, Inc. (a)         3,839,711
                                                              -------------

                            Communications Products - Equipment 2.48%
  170,765               ION Networks, Inc.                       124,658
  708,700               Telular Corporation (a)                6,505,866
                                                              ------------
                                                               6,630,524
                                                             -----------
                            Computer Equipment 2.88%
  645,300                Procom Technology, Inc.                2,064,960
  164,950                SeaChange International, Inc.          5,628,094
                                                              ------------
                                                                7,693,054

         See the accompanying Notes to the Financial Statements.
                                3





                          SPECIAL SITUATIONS FUND III, L.P.
                              (A Limited Partnership)
                              PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 2001


Fair
Shares    			Common Stocks (Continued)				Value

                             Computer Services - Software 21.57%
1,138,400               3Dfx Interactive, Inc.                       $  552,124
  350,000               Ansoft Corporation                            5,110,000
  166,000               ANSYS, Inc.                                   4,091,900
2,077,056               Attunity, Ltd. (Restricted) (a)               2,700,173
  446,300               Brio Software, Inc.                           1,285,344
  110,100               Clarus Corporation                              687,024
  132,100               CryptoLogic, Inc. (Canada)                    2,344,775
  436,200               dot com Entertainment Group, Inc. (Canada)      549,612
  674,200               eCollege.com                                  2,137,214
  421,800               Eloquent, Inc.                                  265,734
2,877,270               Extensity, Inc. (a)                           6,272,449
1,211,364               First Virtual Communications, Inc.            1,296,159
  532,100               Gensym Corporation (a)                          319,260
  134,400               Interplay Entertainment Corp. (a)                61,824
1,725,000               Interplay Entertainment Corp. (Restricted) (a)  793,500
1,198,500               Landacorp, Inc. (a)                           1,498,125
  275,300               Made2Manage Systems, Inc. (a)                 1,004,845
  284,500               Mechanical Dynamics, Inc.                     2,802,325
1,435,100               Net Perceptions, Inc. (a)                     2,439,670
    1,300               ON Technology Corporation (a)                     4,121
3,253,012               ON Technology Corporation (Restricted) (a)    2,700,000
  523,400               Peerless Systems Corporation                    654,250
  852,600               Pinnacle Systems, Inc.                        6,769,644
  141,666               Private Business, Inc.                          226,666
  422,600               Quovadx, Inc.                                 3,866,790
  842,450               Rogue Wave Software, Inc. (a)                 2,695,840
  598,600               Sagent Technology, Inc.                         568,670
  637,100               Support.com, Inc.                             3,994,617
                                                                    -----------
                                                                     57,692,655

                             Data Security 3.74%
  341,750               SafeNet, Inc.                                 6,472,745
  243,800               Visionics Corporation                         3,518,034
                                                                     ----------
                                                                      9,990,779
                                                                      ---------





 ______________________________________________________________________________
          See the accompanying Notes to the Financial Statements.

                                   4


                         SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2001

Fair
Shares                		Common Stocks (Continued)			Value

                               Electronic Components 6.95%
  870,599                   AMX Corporation (a)                   $   2,028,496
  182,800                   Frequency Electronics, Inc.               2,559,200
  567,132                   OmniVision Technology, Inc.               5,092,845
2,074,800                   Tvia, Inc. (a)                            3,630,900
  161,900                   Zoran Corporation                         5,284,416
                                                                  -------------
-
-
                                                                     18,595,857
                                                                  -------------
-
-
                                Electronic Equipment 3.14%
1,024,150                   Datakey, Inc. (a)                         3,830,321
  366,827                   Electric Fuel Corporation                   680,933
  663,462                   KVH Industries, Inc. (a)                  3,947,599
                                                                   ------------
-
                                                                      8,386,853
                                                                     ----------
-
-

                                Electronic Instruments 1.32%
  402,306                    Genus, Inc.                                977,604
  603,500                    Nova Measuring Instruments Ltd.          2,564,875
                                                                     ----------
-
-
                                                                      3,542,479
                                                                    -----------
-

                                    Energy - Miscellaneous 0.00%
  300,000                   Boots & Coots International Well               -
 Control, Inc. (Restricted)             ----------

                                   Energy - Oil & Gas 0.42%
  210,000                   Edge Petroleum Corporation                1,113,000
                                                                     ----------
-

                                 Financial Services - Miscellaneous 1.76%
  459,100                   MicroFinancial Incorporated               4,705,775
                                                                      ---------

-
                                    Food 1.33%
  304,651                   Suprema Specialties, Inc.                 3,564,417
                                                                     ----------
-

                                    Gold Mining 0.51%
2,570,000                   MK Gold Company (a)                      1,362,100
                                                                    -----------
                Healthcare - Specialized Products & Services 1.24%
  294,500                   BioSphere Medical, Inc.                  3,319,015
                                                                    -----------
-
_______________________________________________________________________________
 See the accompanying Notes to the Financial Statements.
                          5
                   SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)

                   PORTFOLIO OF INVESTMENTS (CONTINUED)
                            DECEMBER 31, 2001


Fair
Shares                     		Common Stocks (Continued)
	Value

                                    Internet Commerce 0.28%
1,232,350                  The Knot, Inc. (a)                          $739,410
                                                                          -----
-
--------
                                    Medical - Drugs 0.65%
  388,426                 OraPharma, Inc.                   	     1,744,033
                                                                          -----
-
-------

                                 Medical Devices & Equipment 14.29%
 709,700                  Aksys, Ltd.                                    $
3,300,105
1,131,327                 Applied Imaging Corporation (a)
3,043,270
  481,000                 Aradigm Corporation
3,415,100
  220,200                 Given Imaging Ltd.
3,932,772
  102,400                 Invivo Corporation
1,375,232
  857,100                 Laserscope, Inc. (a)
2,142,750
1,255,225                 LifeCell Corporation (a)
2,849,361
  227,650                 Micro Therapeutics, Inc.
1,431,918
  154,000                 Miravant Medical Technologies
1,479,940
1,400,000                 Optical Sensors Incorporated (a)
644,000
  360,250                 ORATEC Interventions, Inc.
2,330,818
  209,400                 PharmaNetics, Inc.
1,518,150
  374,300                 Precision Optics Corporation, Inc.
269,496
  373,300                 The Spectranetics Corporation
1,336,414
  237,380                 SpectRx, Inc.
1,637,922
  331,500                 Thoratec Laboratories Corporation
5,635,500
  269,100                 V.I. Technologies, Inc.
1,870,245
                                                                          -----
-
-------

38,212,993
                                                                          -----
-
-------

                                    Medical Instruments 2.15%
  574,000                 Intutive Surgical, Inc.
5,757,220
                                                                         ------
-
------

                                    Paper-Packaging 0.00%
  593,749                 Chase Packaging Corporation
5,937
                                                                         ------
-
-----
                                 Pharmaceutical Products 0.73%
  137,767                 Axcan Pharma, Inc. (Canada)
1,956,291
                                                                         ------
-
-----


    See the accompanying Notes to the Financial Statements.
                             6


                          SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2001


Fair
Shares                     Common Stocks (Continued)              Value

                                    Restaurant 2.96%
  236,100                  Benihana Inc. Class A (a)             3,553,305
  260,200                  BRIAZZ, Inc.                            260,200
   36,800                  Dave & Buster's, Inc.                   231,104
  523,200                  Famous Dave's of America, Inc.        3,824,592
  181,200                  New World Restaurant Group, Inc. (a)     48,924
                                                               -------------
                                                                 7,918,125
                                                               -------------
                                    Retail 14.88%
  127,500                  1-800 CONTACTS, INC.                  1,586,100
2,115,900                  EZCORP, Inc. (a)                      3,723,984
  302,400                  Gaiam, Inc. (a)                       6,592,320
1,141,700                  iGo Corporation                         536,599
  466,500                  J.Jill Group, Inc.                   10,043,745
  309,425                  Movado Group, Inc.                    5,940,960
                                                              -------------
                                                                28,423,708
                                                              -------------
                                  Services 0.27%
  554,700                  Collectors Universe, Inc.               715,563
                                                                ------------
                                  Telecommunications 0.13%
  73,000                   NMS Communication Corporation           351,860
                                                               -------------

                                   Transportation 0.93%
  245,400                  Aramex International Limited (Jordan)   2,478,540
                                                               -------------

                         Total Common Stocks 87.85%              234,920,687
                                                              ---------------





_______________________________________________________________________________
  See the accompanying Notes to the Financial Statements.
                                  7








                            SPECIAL SITUATIONS FUND III, L.P.
                                  (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 2001

     											     Fair
Shares                           Preferred Stocks        			Value

                            Communication Products - Equipment 1.88%

1,140,000                 Artisoft, Inc. (Restricted) (a)            $1,949,400
    3,075                 Novatel Wireless, Inc. 6.5% (a)            3,075,000
                                                                      ---------
 											    5,024,400
                                                                   ------------

                                 Electronics Instruments 0.06%
     825	              Metretek Technologies, Inc. 8%       		164,621
                                                                        -----

                                      Energy - Services 0.04%
 105,300                  TGC Industries, Inc. (a)  				117,936
                                                                        -------

                                      Medical Devices 0.36%
  13,125                  PharmaNetics, Inc. 6%                         951,563
                                                                              -
-
---------

                                      Restaurant 1.16%
   3,099                  New World Coffee-Manhattan Bagel, Inc.
 Series F (Rest)(a)                              3,099,382
                                                                              -
-
---------

                               Total Preferred Stocks 3.50%
9,357,901
                                                                            ---
-
--------


Principal
	Fair
Amount                                Corporate Bonds
Value

                                       Computer Services - Software 0.11%
2,100,000  EURO           Titus Interactive, 2% due 7/1/05
284,100
                                                                           ----
-
------

                                        Total Corporate Bonds 0.11%
284,100
                                                                           ----
-
-----



_______________________________________________________________________________
       See the accompanying Notes to the Financial Statements.
                                     8




                           SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                               PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 2001

Fair
   Warrants                         Warrants                      Value

                                   Biotechnology 0.15%
642,900               Alliance Pharmaceutical Corp. 10.30/06 (a)  $ 321,450
330,000               Interleukin Genetics, Inc. 1/26/06             82,500
											----------
403,950
                                                                  ----------

                                  Communication Products - Equipment 0.05%
  847,600                   Artisoft, Inc. 9/30/06 (Restricted) (a)
84,760
  292,400                   Artisoft, Inc. 9/30/06 (a)
29,240
1,198,052                   Novatel Wireless, Inc. 12/21/05 (a)
-
                                                                             --
-
---------

114,000

                                Computer Services - Software 0.00%           --
-
---------
1,557,792                   Attunity, Ltd. A 10/25/05 (Restricted) (a)
-
  519,264                   Attunity, Ltd. B 10/25/05 (Restricted) (a)
-
  375,000                   Burst.com, Inc. 1/27/05
-
  862,500                   Interplay Entertainment Corp. 3/29/06 (a)
-
                                                                            ---
-
---------

-
                         Electronic Equipment 0.53%              ------------
  650,000                   Datakey, Inc. 2/16/06 (a)
1,326,000
  315,151                   Electric Fuel Corporation 5/7/06
78,788
                                                                           ----
-
---------

1,404,788
                                                                            ---
-
---------

                                      Electronic Instruments 0.03%
  337,403                    Genus, Inc. 5/17/06
84,350
   82,500                    Metretek Technologies, Inc. 12/9/04
4,125
                                                                             --
-
--------

88,475
                                                                              -
-
--------

                                     Energy - Miscellaneous 0.01%
  300,000                    Boots & Coots International Well
 Control 5/14/02 (Rest)                            15,000
  180,000                    Boots & Coots International Well
                                Control 5/14/04 (Rest)
18,000
                                                                  ----------

33,000
                                                                              -
-
--------



_______________________________________________________________________________
     See the accompanying Notes to the Financial Statements.
                                  9


                   SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS
                          DECEMBER 31, 2001



Fair
Warrants                             Warrants (Continued)         Value


                                       Energy - Oil & Gas 0.01%
  72,414                     Edge Petroleum Corporation 5/5/04
36,207

--------
                                     Medical Devices & Equipment 0.22%
  90,000                     Applied Imaging Corporation 12/14/03 (a)
22,500
  66,836                     Cardima, Inc. 2/14/05 (Restricted)
-
 154,167                     Cardima, Inc. 2/14/05
161,875
 248,700                     Hemagen Diagnostics, Inc. 4/30/02
17,409
 218,750                     LifeCell Corporation 7/6/06 (a)
203,438
 350,000                     Optical Sensors Incorporated 12/21/06
-
  26,250                     PharmaNetics, Inc. 2/25/05
13,125
  13,252                     Possis Medical, Inc. 6/2/03
91,439
  10,760                     Possis Medical, Inc. 3/6/04 (Restricted)
69,832
  47,476                     SpectRx, Inc. 6/4/06
11,869

---------

591,487

---------

                                       Medical Information Systems 0.00%
1,100,000                    LifeRate Systems, Inc. 9/14/07 (a)
-
1,100,000                    LifeRate Systems, Inc. 9/14/07 (a) (Restricted)
-
                                                                              -
-
---------

-
                                                                              -
-
---------

                                        Restaurant 0.58%
  200,000                     Benihana Inc. 6/1/04 (a)
1,554,000
2,411,548                     New World Coffee-Manhattan
  Bagel, Inc. 5/16/06 (Rest) (a)                       -
                                                                              -
-
---------

1,554,000

-
---------
                                        Retail 0.00%
   95,000                      PawnMart, Inc. A 3/11/03
-
   90,000                      PawnMart, Inc. B 3/11/04
-
   96,450                      Gemstar-TV Guide International, Inc. A
11/02/04       			                 -
   47,143                      Gemstar-TV Guide International, Inc. B
12/21/05                                      -
                                                                          -----
-
------

-
                                                                           ----
-
-------

_______________________________________________________________________________
    See the accompanying Notes to the Financial Statements.
                            10


                     SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                           PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 2001


                             							Fair
Warrants                     Warrants (Continued)                 Value

                                Specialized Services 0.00%
  91,667                   RateXchange Corporation 3/21/03
918
                                                             ------------

                                    Total Warrants 1.58%
4,226,825
                                                                       --------
-
----


                            TOTAL INVESTMENTS 93.04%                 $
248,789,513
                                                                   ------------
-
-----


Securities Sold Short                    Fair
Shares                             Common Stock                         Value

                                      Leisure 0.16%
 15,000                    Carnival Corporation                 $     421,200
                                                                   ------------
-
--

                                      Restaurant 0.30%
 30,000                     McDonald's Corporation                    794,047
                                                                    -----------
-
-

                                      Specialized Services 0.13%
 22,000                     Sotheby's Holdings, Inc.                  365,420
                                                                    -----------
-

        TOTAL SECURITIES SOLD SHORT 0.59%                         $  1,580,667
                                                                ---------------



  (a) Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

        All percentages are relative to Partners' Capital.



_____________________________________________________________________________
  See the accompanying Notes to the Financial Statements.
                          11

                   SPECIAL SITUATIONS FUND III, L.P
                         (A Limited Partnership)

                      STATEMENT OF OPERATIONS

                  FOR THE YEAR ENDED DECEMBER 31, 2001


_______________________________________________________________________________


INCOME

Net realized gain on investments                          $  27,885,652
Net change in unrealized appreciation                        14,504,885
                                                           --------------
Net gain on investment portfolio                             42,390,537
Interest                                                      1,416,462
Dividends                                                       327,321
                                                            ----------------
Total                                                         44,134,320
                                                            ----------------
                                                            ----------------

EXPENSES

Administrator's fee - Note 7                                  $   1,886,149
Professional fees                                                   242,105
Independent General Partners' fees                                   30,000
Other                                                                96,100
                                                              ---------------
Total                                                             2,254,354
                                                              --------------

Net Income                                                      $41,879,966
                                                                ------------
                                                               ----------------


     See the accompanying Notes to the Financial Statements.
                           12











                           SPECIAL SITUATIONS FUND III, L.P.
                                   (A Limited Partnership)





                             STATEMENT OF CHANGES IN PARTNERS' CAPTIAL

                        Per Limited       			Corporate
Individual
                        Partners'              Limited      General
General
                        Unit          	  Partners     Partner
Partners
Total
--------------
YEAR ENDED
DECEMBER 31, 2000:

BALANCE,
 DECEMBER 31, 1999                            $ 194,712,153    $14,866,034
$3,720,110
$213,298,297
Capital contributions                             1,475,000                -
1,475,000
 Transfers                          				    (2,325,622)
2,325,622
 Allocation of net income:
   Corporate General
    Partner-Performance                                        8,972,959
-
8,972,959
   Partners                                      27,817,388    1,612,473
874,314    30,304,175
Repurchases                                     (10,724,338)   (12,000,000)
(2,500,000)  (25,224,338)
                                                -------------  ------------
---------
--   -----------

BALANCE,
  DECEMBER 31, 2000           $25,000          213,280,203       11,125,844
4,420,046
228,826,093
                            ----------
SIX MONTHS ENDED
 JUNE 30, 2001:
 Capital contributions                          11,225,000         -
-
11,225,000
 Transfers                                                        (592,248)
592,248
 Allocation of net income:
    Corporate General
    Partner- Performance                      -                   7,239,693
-
7,239,693
 Partners                  $   3,598             32,309,182       1,515,920
721,333  34,546,435
 Repurchases             ----------              (9,768,537)       -
-
(9,768,537)
                                                 ------------     -------------
------
---   ----------

 BALANCE,
   JUNE 30, 2001              $25,000            247,045,848      19,289,209
5,733,627  272,068,684
                           ---------
SIX MONTHS ENDED
 DECEMBER 31, 2001:
 Capital contributions                             4,100,000        -
-       4,100,000
 Transfers                                                           (113,363)
113,363
 Allocation of net income:
   Corporate General
      Partner - Performance                          -                 18,768
-         18,768
    Partners                $         7              68,268             5,213
1,589      75,070
 Repurchases                -----------         (2,862,527)        (6,000,000)
-   (8,862,527)
                                                -------------      ------------
-
---------   ------------
BALANCE,
 DECEMBER 31, 2001                   $25,000    $248,351,589     $13,199,827
$5,848,579     $267,399,995
                             -----------        --------------     ------------
--     --
-----------  -------------

See Note 4 for changes in Units outstanding.
See the accompanying Notes to the Financial Statements.

13







              SPECIAL SITUATIONS FUND III, L.P.
                    (A Limited Partnership)

             NOTES TO THE FINANCIAL STATEMENTS


NOTE 1- GENERAL:

Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the "Agreement").

The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day.
Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method.
Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

                              14











                                           SPECIAL SITUATIONS FUND
III, L.P.
                                                        (A Limited
Partnership)

                                       NOTES TO THE FINANCIAL
STATEMENTS



NOTE 2 -ACCOUNTING POLICIES (CONTINUED):

      Cash and cash equivalents consist principally of cash balances in a brokerage account.

The preparation of financial statements in conformity with generally accepted
Accounting principles requires management to make estimates and assumptions that
affect the reported   amounts of assets and liabilities and disclosure
of contingent
assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during
the reporting period. Actual results could differ from those estimates.


NOTE 3- ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

Net income is allocated; first, to MGP to the extent of any previous net losses
allocated to MGP in excess of the other partners' capital balances;
next, to the
partners in proportion to the number of Units held by each to the extent of net
losses previously allocated to them; and, thereafter, 80% to the partners in
proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation will not apply to future periods until the loss has been recovered.
For purposes of the performance allocation, net income for the six months
ended June 30, 2001 was reduced by a loss carryover from December 31,
2000
of $5,587,662.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General
Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested. In order to maintain a
$25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner's capital account divided by $25,000.

As of the close of each fiscal period, the Fund will offer to repurchase at least
10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16 and December 17, of each year.


15


                              SPECIAL SITUATIONS FUND III, L.P.
                                  (A Limited Partnership)
                              NOTES TO THE FINANCIAL STATEMENTS


NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        	The Fund has the right to sell additional Units at the beginning of each fiscal period.

        	Changes in Units outstanding are as follows:




Corporate       Individual
  Limited     	General          General
                 Partners   	Partner          Partners          Total
                __________     __________  __________  __________

Balance,
December 31, 1999       7,788.4861      594.6413     148.8044    8,531.9318
Additional units sold      59.0000             -    -               59.0000
 Transfers                   -        (93.0248)        93.0248             -
Semi-annual adjustment
 of Units               1,112.6955      423.4173       34.9726    1,571.0854
Repurchases              (428.9735)    (480.0000)   (100.0000)    (1,008.9735)
                    ----------------   --------------    ------------- --------
-------
Balance,
December 31, 2000       8,531.2081       445.0338     176.8018    9,153.0437
Additional Units sold     449.0000             -     -              449.0000
Transfers                    -           (23.6899)       23.6899            -
Semi-annual adjustment
of Units                1,292.3673        350.2245      28.8533    1,671.4451
Repurchases              (390.7415)            -                   (390.7415)
                       ----------------  -----------    -------------  --------
------
Balance, June 30, 2001  9,881.8339         771.5684      229.3450  10,882.7473
Additional units sold    164.0000         -                           164.0000
Transfers                    -          (4.5345)        4.5345               -
Semi-annual adjustment
 of Units                  2.7307          0.9592        0.0636          3.7535
Repurchases               (114.5010)    (240.0000)          -
(354.5010)
                       --------------- --------------  -------------- ---------
-----
Balance,
December 31, 2001        9,934.0636      527.9931         233.9431  10,695.9998
                         --------------  ---------------  -------------- ------




NOTE 5- PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the year ended December 31, 2001 aggregated $200,464,641 and $202,795,047, respectively.

NOTE 6- INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner's respective share of the Fund's income and expenses reported for income tax purposes.

16

                SPECIAL SITUATIONS FUND III, L.P.
                      (A Limited Partnership)

                NOTES TO THE FINANCIAL STATEMENTS





NOTE 7- RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

        	The Fund pays each Independent General Partner an annual fee of $10,000.


NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:





Year Ended December 31,

2001   2000    1999     1998     1997
                             ------  -----  -------  ------   -------

   Ratio of total expenses     0.89%  0.85%  1.03%    1.02%    0.98%
      to average net assets


  Ratio of net income        16.62%   15.19% 68.01%   (12.73%) 21.84%
 (loss) to average net assets


  Portfolio turnover rate     91.33% 102.49% 140.88%   114.61% 139.70%


 						17


                     SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)

                   NOTES TO THE FINANCIAL STATEMENTS


NOTE 9- RETURN ON PARTNER INVESTMENT:

At December 31, 2001, the value of a $25,000 investment made at each respective subscription date is as follows:

Subscription Date                  Value
----------------------             ------
  January 1, 1994                 $117,850
  January 1, 1995                  107,739
     July 1, 1995                   95,399
  January 1, 1996          		79,557
     July 1, 1996               	60,058
  January 1, 1997                   56,840
     July 1, 1997                   53,840
  January 1, 1998                   47,766
     July 1, 1998                   48,977
  January 1, 1999                   54,296
     July 1, 1999                   50,100
  January 1, 2000                   32,654
     July 1, 2000                   27,971
  January 1, 2001                   28,606
     July 1, 2001                   25,007



NOTE 10- SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements.
 In addition, the Fund is required to maintain collateral with the broker to secure these short positions.


18